Voyage expenses and vessel operating expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Voyage expenses:
Commissions	$ 6,134	$ 4,278	$ 2,809
Bunkers	7,365	4,204	1,349
Port expenses	1,819	1,633	624
Other	918	583	1,519
Total	16,236	10,698	6,301
Vessel operating expenses:
Crew costs and related costs	34,385	22,575	16,624
Insurance expense	5,261	4,029	2,388
Spares, repairs, maintenance and other expenses	8,103	6,784	8,836
Stores and lubricants	7,512	5,288	4,593
Management fees (Note 4)	9,610	6,295	4,976
Other operating expenses	2,589	2,151	1,304
Total	$ 67,460	$ 47,122	$ 38,721